Investment Securities - Schedule of Unrealized Losses (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investment securities available for sale
Investment securities available for sale, less than 12 months, fair value	$ 1,517	$ 3,501
Investment securities available for sale, less than 12 months, unrealized losses	(13)	(276)
Investment securities available for sale, 12 months or more, fair value	7,865	5,347
Investment securities available for sale, 12 months or more, unrealized losses	(854)	(697)
Investment securities available for sale, fair value	9,382	8,848
Investment securities available for sale, unrealized losses	(867)	(973)
U.S. Treasury
Investment securities available for sale
Investment securities available for sale, less than 12 months, fair value	955	403
Investment securities available for sale, less than 12 months, unrealized losses	0	(27)
Investment securities available for sale, 12 months or more, fair value	1,919	1,495
Investment securities available for sale, 12 months or more, unrealized losses	(80)	(110)
Investment securities available for sale, fair value	2,874	1,898
Investment securities available for sale, unrealized losses	(80)	(137)
Government agency
Investment securities available for sale
Investment securities available for sale, less than 12 months, fair value	23	65
Investment securities available for sale, less than 12 months, unrealized losses	0	(1)
Investment securities available for sale, 12 months or more, fair value	94	62
Investment securities available for sale, 12 months or more, unrealized losses	(3)	(1)
Investment securities available for sale, fair value	117	127
Investment securities available for sale, unrealized losses	(3)	(2)
Residential mortgage-backed securities
Investment securities available for sale
Investment securities available for sale, less than 12 months, fair value	293	1,698
Investment securities available for sale, less than 12 months, unrealized losses	(3)	(165)
Investment securities available for sale, 12 months or more, fair value	4,073	3,001
Investment securities available for sale, 12 months or more, unrealized losses	(537)	(465)
Investment securities available for sale, fair value	4,366	4,699
Investment securities available for sale, unrealized losses	(540)	(630)
Commercial mortgage-backed securities
Investment securities available for sale
Investment securities available for sale, less than 12 months, fair value	157	836
Investment securities available for sale, less than 12 months, unrealized losses	(1)	(53)
Investment securities available for sale, 12 months or more, fair value	1,386	752
Investment securities available for sale, 12 months or more, unrealized losses	(196)	(117)
Investment securities available for sale, fair value	1,543	1,588
Investment securities available for sale, unrealized losses	(197)	(170)
Corporate Bonds
Investment securities available for sale
Investment securities available for sale, less than 12 months, fair value	89	499
Investment securities available for sale, less than 12 months, unrealized losses	(9)	(30)
Investment securities available for sale, 12 months or more, fair value	393	37
Investment securities available for sale, 12 months or more, unrealized losses	(38)	(4)
Investment securities available for sale, fair value	482	536
Investment securities available for sale, unrealized losses	$ (47)	$ (34)